Income Taxes - Schedule Of Provision For Income Tax (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Current
Other taxes	$ 6	$ 13	$ 9
Current income tax	(257)	434	374
Deferred
Deferred corporate income tax	(181)	(895)	540
Deferred income tax	(181)	(894)	557
Income tax	(438)	(460)	931
North America
Current
Current corporate income tax	(245)	354	312
North Sea
Current
Current corporate income tax	(4)	112	28
Current PRT - North Sea	(31)	(89)	(29)
Deferred
Deferred PRT - North Sea	0	1	17
Offshore Africa
Current
Current corporate income tax	$ 17	$ 44	$ 54